Equity Method Investments - Additional Information (Detail) - USD ($) $ in Millions			12 Months Ended
	Aug. 01, 2019	Oct. 01, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Total equity method investments			$ 1,551	$ 2,186
At fair value [member] | Other Equity Method nvestments [Member]
Disclosure of associates [line items]
Total equity method investments			$ 425
Major business combination [member] | LSEG [member]
Disclosure of associates [line items]
Expected future ownership interest	15.00%
Expected future ownership interest of consortium	37.00%
Potential Partial Cash Consideration from Buyer	$ 2,500
Refinitiv [member]
Disclosure of associates [line items]
Expected future ownership interest		45.00%	45.00%	45.00%
Percentage of voting equity interests acquired			45.00%
Percentage of ownership stake sold		55.00%
Refinitiv [member] | Major business combination [member]
Disclosure of associates [line items]
Enterprise Value	$ 27,000
Refinitiv [member] | Bottom of range [member]
Disclosure of associates [line items]
Percentage of voting equity interests acquired			45.00%
Refinitiv [member] | Top of range [member]
Disclosure of associates [line items]
Percentage of voting equity interests acquired			47.60%